NAA MID GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.8%
	Communications - 2.4%
6,586	Expedia Group, Inc.(a)	$1,227,169
11,790	New York Times Company (The), Class A	613,670
		1,840,839
	Consumer Discretionary - 12.3%
3,446	Abercrombie & Fitch Company, Class A	515,073
2,979	Autoliv, Inc.	279,400
4,828	Boyd Gaming Corporation(a)	350,223
2,920	Churchill Downs, Inc.	389,937
1,156	Columbia Sportswear Company	97,023
4,162	Crocs, Inc.(a)	455,864
7,119	Deckers Outdoor Corporation(a)	1,445,798
2,120	Dick’s Sporting Goods, Inc.	485,141
10,722	Gentex Corporation	308,043
2,164	Grand Canyon Education, Inc.(a)	354,463
6,144	Light & Wonder, Inc.(a)	530,719
1,425	Ralph Lauren Corporation	329,147
1,221	Scotts Miracle-Gro Company (The) (a)	81,001
9,194	Skechers U.S.A., Inc., Class A(a)	618,205
11,382	Tempur Sealy International, Inc.	645,246
4,747	Texas Roadhouse, Inc.	856,500
7,251	Toll Brothers, Inc.	913,263
3,399	Travel + Leisure Company	171,480
872	Visteon Corporation(a)	77,364
2,028	Wingstop, Inc. (a)	576,358
		9,480,248
	Consumer Staples - 2.4%
2,633	Casey’s General Stores, Inc.	1,043,273
3,461	e.l.f. Beauty, Inc.(a)	434,529
2,990	Sprouts Farmers Market, Inc.(a)	379,939
		1,857,741
	Energy - 7.1%
26,419	APA Corp.	610,015
4,408	Chord Energy Corporation	515,383
6,551	Civitas Resources, Inc.	300,494

NAA MID GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	Energy - 7.1% (Continued)
5,140	ConocoPhillips	$509,734
33,088	Coterra Energy, Inc.	845,068
4,381	DT Midstream, Inc.	435,603
8,443	Matador Resources Company(a)	475,003
19,190	Ovintiv, Inc.	777,195
44,471	Permian Resources Corporation	639,493
5,269	Weatherford International plc	377,418
		5,485,406
	Financials - 10.3%
10,263	Brown & Brown, Inc.	1,047,031
1,979	Cullen/Frost Bankers, Inc.	265,681
6,817	Discover Financial Services	1,180,909
5,578	East West Bancorp, Inc.	534,149
12,558	Equitable Holdings, Inc. (a)	592,361
1,776	Evercore, Inc., Class A	492,289
2,986	Hamilton Lane, Inc., Class A(a)	442,077
3,876	Houlihan Lokey, Inc.	673,106
4,636	Interactive Brokers Group, Inc., Class A	819,043
1,592	Kinsale Capital Group, Inc.	740,487
7,121	MGIC Investment Corp.	168,839
2,099	RenaissanceRe Holdings Ltd.	522,252
7,170	Ryan Specialty Group Holdings, Inc. (a)	460,027
		7,938,251
	Health Care - 10.7%
20,362	Avantor, Inc.(a)	429,027
7,641	BioMarin Pharmaceutical, Inc.(a)	502,243
1,715	DaVita, Inc.(a)	256,478
16,410	DexCom, Inc.(a)	1,276,205
3,174	Encompass Health Corporation	293,119
4,024	Ensign Group, Inc. (The)	534,629
20,335	Exelixis, Inc.(a)	677,155
9,228	Halozyme Therapeutics, Inc.(a)	441,191
4,862	Lantheus Holdings, Inc.(a)	434,955
1,864	Medpace Holdings, Inc.(a)	619,277

NAA MID GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	Health Care - 10.7% (Continued)
7,307	Neurocrine Biosciences, Inc.(a)	$997,405
2,741	Penumbra, Inc.(a)	650,933
5,530	Sarepta Therapeutics, Inc.(a)	672,393
1,455	United Therapeutics Corporation(a)	513,382
		8,298,392
	Industrials - 25.7%
2,204	Allegion plc	288,019
26,620	American Airlines Group, Inc.	463,987
2,768	Applied Industrial Technologies, Inc.	662,853
6,431	BWX Technologies, Inc.	716,349
3,646	Clean Harbors, Inc.(a)	839,091
2,533	Comfort Systems USA, Inc.	1,074,144
7,925	Core & Main, Inc., Class A(a)	403,462
1,775	Curtiss-Wright Corporation	629,894
4,909	Donaldson Company, Inc.	330,621
2,433	EMCOR Group, Inc.	1,104,339
4,087	Esab Corp.	490,195
12,190	Graco, Inc.	1,027,494
9,943	H&R Block, Inc.	525,388
5,868	ITT, Inc.	838,420
1,973	Lennox International, Inc.	1,202,149
4,064	Lincoln Electric Holdings, Inc.	761,878
1,263	Littelfuse, Inc.	297,626
10,525	NEXTracker, Inc., Class A(a)	384,478
1,498	Novanta, Inc.(a)	228,849
11,781	nVent Electric plc	802,993
13,210	RB Global, Inc.	1,191,674
2,066	RBC Bearings, Inc.(a)	618,023
1,610	Snap-on, Inc.	546,563
18,842	Tetra Tech, Inc.	750,665
2,115	TopBuild Corporation(a)	658,484
11,092	Vontier Corp.	404,525
2,328	Watsco, Inc.	1,103,216
2,000	Watts Water Technologies, Inc., Class A	406,600

NAA MID GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	Industrials - 25.7% (Continued)
4,202	Woodward, Inc.	$699,297
3,933	XPO Logistics, Inc.(a)	515,813
		19,967,089
	Materials - 4.5%
2,793	AptarGroup, Inc.	438,780
15,713	Axalta Coating Systems Ltd.(a)	537,699
7,479	Celanese Corporation	517,622
2,423	Eagle Materials, Inc.	597,900
2,859	Louisiana-Pacific Corporation	296,049
4,996	RPM International, Inc.	614,808
2,987	Simpson Manufacturing Company, Inc.	495,334
		3,498,192
	Real Estate - 6.7%
13,396	American Homes 4 Rent, Class A REIT	501,278
6,365	Digital Realty Trust, Inc. REIT	1,128,706
8,491	Equity LifeStyle Properties, Inc. REIT	565,501
8,480	Gaming and Leisure Properties, Inc. REIT	408,397
3,591	Lamar Advertising Company, Class A REIT	437,168
6,447	Simon Property Group, Inc. REIT	1,110,238
931	Texas Pacific Land Corp. REIT	1,029,649
		5,180,937
	Technology - 15.7%
4,815	Akamai Technologies, Inc.(a)	460,555
4,266	Altair Engineering, Inc., Class A(a)	465,463
1,650	AppFolio, Inc., Class A(a)	407,088
4,473	Broadridge Financial Solutions, Inc.	1,011,301
2,195	Cirrus Logic, Inc.(a)	218,578
1,864	CommVault Systems, Inc.(a)	281,296
17,141	Dropbox, Inc., CLASS A(a)	514,916
2,642	DUOLINGO(a)	856,616
2,558	Fabrinet(a)	562,453
9,661	Lattice Semiconductor Corporation(a)	547,296
4,250	Manhattan Associates, Inc.(a)	1,148,520
7,752	Paychex, Inc.	1,086,985

NAA MID GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	Technology - 15.7% (Continued)
1,439	Paycom Software, Inc.(a)	$294,952
3,160	Paylocity Holding Corporation(a)	630,325
22,083	Pure Storage, Inc., Class A(a)	1,356,559
2,670	Qualys, Inc.(a)	374,387
31,763	Super Micro Computer, Inc.(a)	968,136
3,161	Universal Display Corporation(a)	462,138
2,947	WEX, Inc.(a)	516,668
		12,164,232

	TOTAL COMMON STOCKS (Cost $76,802,062)	75,711,327

	EXCHANGE-TRADED FUNDS — 1.8%
	Exchange-Traded Funds - 1.8%
10,967	iShares Russell Mid-Cap Growth ETF	1,390,067

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,332,206)	1,390,067

	TOTAL INVESTMENTS - 99.6% (Cost $78,134,268)	$77,101,394
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	275,046
	NET ASSETS - 100.0%	$77,376,440

(a) Non-income producing security.

plc – Public Limited Company

REIT – Real Estate Investment Trust